Non-interest income	12 Months Ended
Sep. 30, 2020
Non-interest income
Non-interest income

Note 4. Non-interest income

Accounting policy

Non-interest income includes net fee income, net wealth management and insurance income, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Group customer, the Group assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where the Group is acting as an agent for another party, the income earned by the Group is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer. Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts. They are recognised over the term of the facility/period of service on a straight line basis.

Transaction fees are earned for facilitating banking transactions such as FX fees, telegraphic transfers and issuing bank cheques. Fees for these one-off transactions are recognised once the transaction has been completed. Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed, however, a component of interchange fees received is deferred as unearned income as the Group has a future service obligation to customers under the Group’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers. An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer. Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management and insurance income

Wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Insurance premium income
Insurance premium income includes premiums earned for life insurance, life investment, loan mortgage insurance and general insurance products:
• life insurance premiums with a regular due date are recognised as revenue on an accrual basis;

•     life investment premiums include a management fee component which is recognised as income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance liabilities;

•     general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability.

Insurance claims expense
• life and general insurance contract claims are recognised as an expense when the liability is established;
• claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.
Trading income

•     realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22);

• net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.
Other income - dividend income
• dividends on quoted shares are recognised on the ex-dividend date;
• dividends on unquoted shares are recognised when the company’s right to receive payment is established.

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Net fee income
Facility fees	731	730	1,365	672	680
Transaction fees	1,021	1,225	1,182	891	1,046
Other non-risk fee income	48	(76)	98	(52)	(638)
Fee income	1,800	1,879	2,645	1,511	1,088
Credit card loyalty programs	(102)	(121)	(126)	(71)	(90)
Transaction fee related expenses	(106)	(103)	(95)	(81)	(76)
Fee expenses	(208)	(224)	(221)	(152)	(166)
Net fee income	1,592	1,655	2,424	1,359	922
Net wealth management and insurance income
Wealth management income	631	276	1,145	—	—
Life insurance premium income	1,297	1,443	1,410	—	—
General insurance and lenders mortgage insurance (LMI) net premium earned	499	482	472	—	—
Life insurance investment and other income[2]	64	409	666	—	—
General insurance and LMI investment and other income	42	52	50	—	—
Total insurance premium, investment and other income	1,902	2,386	2,598	—	—
Life insurance claims and changes in life insurance liabilities[3]	(1,284)	(1,266)	(1,396)	—	—
General insurance and LMI claims and other expenses	(498)	(367)	(286)	—	—
Total insurance claims, changes in life insurance liabilities and other expenses	(1,782)	(1,633)	(1,682)	—	—
Net wealth management and insurance income	751	1,029	2,061	—	—
Trading income	895	929	945	876	956
Other income
Dividends received from subsidiaries	—	—	—	762	2,215
Transactions with subsidiaries	—	—	—	579	457
Dividends received from other entities	1	6	3	1	3
Net gain/(loss) on derecognition/sale of associates	316	38	—	305	—
Net gain/(loss) on disposal of assets	11	61	24	9	60
Net gain/(loss) on hedging of overseas operations	—	—	—	(8)	(71)
Net gain/(loss) on derivatives held for risk management purposes[4]	4	(11)	8	4	(11)
Net gain/(loss) on financial assets measured at fair value	(78)	(39)	38	(35)	(25)
Net gain/(loss) on disposal of controlled entities	—	3	(9)	—	—
Rental income on operating leases	54	72	107	33	50
Share of associates’ net profit/(loss)	(23)	(23)	(10)	—	—
Other	(36)	22	(89)	(53)	6
Total other income	249	129	72	1,597	2,684
Total non-interest income	3,487	3,742	5,502	3,832	4,562

1.

Non-interest income includes items relating to estimated customer refunds, payments, associated costs and litigation recognised as a reduction in non-risk fee income, wealth management income and other income of $225 million (2019: $860 million, 2018: $171 million) for the Group, and $190 million (2019: $842 million) for the Parent Entity. Refer to Note 27 for further details.

2.	Includes policyholder tax recoveries.
3.

Life insurance claims and changes in life insurance liabilities include a $260 million loss for the Group (2019: nil, 2018: nil) recognised as a result of the liability adequacy test on life insurance contracts (refer to Note 15). It also includes a $97 million write-off of deferred acquisition costs for the Group (2019: nil, 2018: nil) as a result of Westpac Life Insurance Limited (WLIS) ceasing to provide group life insurance products to BT Super.

4.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.

Deferred income in relation to the credit card loyalty programs for the Group was $361 million as at 30 September 2020 (2019: $322 million; 2018: $318 million) and $30 million for the Parent Entity (2019: $47 million). This will be recognised as fee income as the credit card reward points are redeemed.

There were no other material contract assets or contract liabilities for the Group or the Parent Entity.